Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Schedule of taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2023, 2022, and 2021 is as follows:

Current tax
	2023	2022	2021
Direct taxes - current	1,307	1,015	706
Direct taxes – prior year	(60)	(115)	491
Total current tax	1,247	900	1,197
Deferred tax
Current	(89,847)	(54,236)	(48,414)
Prior year	(10,718)	15,269	(477)
Total deferred tax	(100,565)	(38,967)	(48,891)
Total income tax benefit	(99,318)	(38,067)	(47,694)

Schedule of the reconciling items between the statutory rate and the effective tax rate	The reconciling items between the statutory rate and the effective tax rate are as follows:

	2023	2022	2021
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	(3.4%)	(2.4%)	(8.2%)
Permanent differences	(6.7%)	(8.9%)	30.4
Non-recognition of tax losses	(1.5%)	(3.8%)	(15.0%)
Other items	2.0%	(2.9%)	(0.1)
Effective tax rate	15.3%	6.9%	32.0%

Schedule of the movement in net deferred taxes
The movement in net deferred taxes during the years ended 31 December 2023 and 2022 is as follows:

	2023	2022
Balance at 1 January	209,187	170,268
Deferred tax credited to profit or loss	100,567	38,919
Balance at 31 December	309,754	209,187
Deferred tax assets	309,807	209,496
Deferred tax liabilities	(53)	(309)

Schedule of deferred tax recognized in the consolidated statements of financial position
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2023 and 2022 is as follows:

	2023	2022
Deferred tax assets attributable to temporary differences in respect of tax losses	301,375	205,290
Deferred tax assets attributable to other temporary differences	11,941	6,832
Deferred tax liabilities attributable to other temporary differences	(3,562)	(2,935)
Net deferred tax assets	309,754	209,187

Schedule of expiration of unused tax losses	These tax losses expire as follows:

2024-2026	68,821
2027-2029	289,608
Later	1,155,294
1,513,723